PROVISION FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2017
Provision For Loan Losses
PROVISION FOR LOAN LOSSES

NOTE 27 PROVISION FOR LOAN LOSSES

a)   The changes in provision for loan losses recorded on the Statement of Income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	Loans and	Loans and receivables from customers
	receivables from banks	Commercial loans	Mortgage loans	Consumer loans	Total
2017	MCh$	MCh$	MCh$	MCh$	MCh$
Recognized provision
Individually evaluated	(226)	(338,701)	—	—	(338,927)
Collectively evaluated	—	(104,171)	(63,699)	(312,697)	(480,567)
Charge to income for provisions recognized	(226)	(442,872)	(63,699)	(312,697)	(819,494	)(*)
Released provisions
Individually evaluated	209	302,504	—	—	302,713
Collectively evaluated	—	33,538	31,310	104,953	169,801
Charge to income for provisions used	209	336,042	31,310	104,953	472,514	(*)
Recovery of assets previously written-off	—	13,236	1,908	16,419	31,563
Net charge to income	(17)	(93,594)	(30,481)	(191,325)	(315,417)

	Loans and	Loans and receivables from customers
	receivables from banks	Commercial loans	Mortgage loans	Consumer loans	Total
2016	MCh$	MCh$	MCh$	MCh$	MCh$
Recognized provision
Individually evaluated	(307)	(387,737)	—	—	(388,044)
Collectively evaluated	—	(49,218)	(38,837)	(198,242)	(286,297)
Charge to income for provisions recognized	(307)	(436,955)	(38,837)	(198,242)	(674,341	)(*)
Released provisions
Individually evaluated	286	251,582	—	—	251,868
Collectively evaluated	—	22,242	34,589	96,381	153,212
Charge to income for provisions used	286	273,824	34,589	96,381	405,080	(*)
Recovery of assets previously written-off	—	8,898	1,285	13,088	23,271
Net charge to income	(21)	(154,233)	(2,963)	(88,773)	(245,990)

	Loans and	Loans and receivables from customers
	receivables from banks	Commercial loans	Mortgage loans	Consumer loans	Total
2015	MCh$	MCh$	MCh$	MCh$	MCh$
Recognized provision
Individually evaluated	(255)	(80,424)	—	—	(80,679)
Collectively evaluated	—	(20,953)	(12,827)	(85,149)	(118,929)
Charge to income for provisions recognized	(255)	(101,377)	(12,827)	(85,149)	(199,608	)(*)
Released provisions
Individually evaluated	238	71,558	—	—	71,796
Collectively evaluated	—	13,388	8,403	54,787	76,578
Charge to income for provisions used	238	84,946	8,403	54,787	148,374	(*)
Recovery of assets previously written-off	—	1,871	616	5,818	8,305
Net charge to income	(17)	(14,560)	(3,808)	(24,544)	(42,929)

(*)The amounts disclosed in the Consolidated Statements of Cash Flows are detailed below:

	2017	2016	2015
	MCh$	MCh$	MCh$
Charge to income for provisions recognized	819,494	674,341	199,608
Credit to income for provisions used	(472,514)	(405,080)	(148,374)
	346,980	269,261	51,234

b)   The break down by type of loan, whether assessed collectively or individually, for established and released provision amounts, respectively, was as follows:

		As of December 31, 2017
		Established Provision			Released Provision
		Individual analysis	Group Analysis	Total	Individual analysis	Group Analysis	Total
	Note	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial Loans		(338,701)	(104,171)	(442,872)	302,504	33,538	336,042
Mortgage Loans		—	(63,699)	(63,699)	—	31,310	31,310
Consumer Loans		—	(312,697)	(312,697)	—	104,953	104,953
Subtotal	10	(338,701)	(480,567)	(819,268)	302,504	169,801	472,305
Banks	9	(226)	—	(226)	209	—	209
Total		(338,927)	(480,567)	(819,494)	302,713	169,801	472,514

		As of December 31, 2016
		Established Provision			Released Provision
		Individual analysis	Group Analysis	Total	Individual analysis	Group Analysis	Total
	Note	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial Loans		(387,737)	(49,218)	(436,955)	251,582	22,242	273,824
Mortgage Loans		—	(38,837)	(38,837)	—	34,589	34,589
Consumer Loans		—	(198,242)	(198,242)	—	96,381	96,381
Subtotal	10	(387,737)	(286,297)	(674,034)	251,582	153,212	404,794
Banks	9	(307)	—	(307)	286	—	286
Total		(388,044)	(286,297)	(674,341)	251,868	153,212	405,080

		As of December 31, 2015
		Established Provision			Released Provision
		Individual analysis	Group Analysis	Total	Individual analysis	Group Analysis	Total
	Note	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial Loans		(80,424)	(20,953)	(101,377)	71,558	13,388	84,946
Mortgage Loans		—	(12,827)	(12,827)	—	8,403	8,403
Consumer Loans		—	(85,149)	(85,149)	—	54,787	54,787
Subtotal	10	(80,424)	(118,929)	(199,353)	71,558	76,578	148,136
Banks	9	(255)	—	(255)	238	—	238
Total		(80,679)	(118,929)	(199,608)	71,796	76,578	148,374

In management’s opinion, the credit risk provisions established cover all losses that may arise from estimated incurred loan losses, based on the information examined by the Bank and its subsidiaries.